OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Input VAT receivable		$ 13,604	$ 4,438
Prepaid selling and marketing fees		773	829
Short-term deposits		150	162
Prepaid income tax		447	467
Prepaid individual income tax		433	$ 451
Loans to third parties	[1]	5,403
Receivable from third party	[2]	4,110
Receivable from a non-controlling interest holder		1,313
Receivables from ADS depositary		468
Other assets from nonmonetary transactions		212
Other prepaid expenses		3,991	$ 972
Total other current assets		$ 30,904	$ 7,319

[1]	Loans to third parties represented the loans to three third parties. On December 3, 2015, December 21, 2015 and December 24, 2015, the Group entered into three loan agreements with three third parties amounting to $617, $1,698 and $3,088, respectively with the terms of one year, one year and three months, respectively. The interest rates were 4.35%, 4.35% and 5.655% without any assets pledged. The loan of $1,698 was subsequently repaid in January 2016.
[2]	Receivable from third party represented the working capital provided by the Group to support the third party's daily operations.